United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Hermes Core Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/22

Date of Reporting Period: 10/31/22

Item 1.	Reports to Stockholders

Annual Shareholder Report
October 31, 2022

Emerging Markets Core Fund

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Emerging Markets Core Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2022, was -20.63%. The total return of the Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (BEMSAE),1 the Fund’s broad-based securities market index, was -20.82% during the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses which were not reflected in the total return of the BEMSAE.
The Fund’s investment strategy seeks to provide total returns over longer time periods in excess of the BEMSAE. The most influential components affecting the Fund’s 0.19% outperformance relative to the BEMSAE were: (1) asset allocation;2 (2) security selection; (3) duration management;3,4 and (4) yield curve exposure.5
MARKET OVERVIEW
Three themes dominated global markets during the period: Russia’s invasion of Ukraine; high inflation due to lingering pandemic induced supply chain disruptions and years of easy money from central banks; and the emergence of aggressive interest rate policies from central banks.
An enormous driver of global markets was the Russian invasion of Ukraine. The invasion and its ripple effects resulted in considerable price catalysts for commodities such as oil and agricultural items at a time when global central bankers were already concerned about high price levels and the requisite monetary policy responses. Despite Russia claiming that its invasion was prompted by longstanding territorial disputes and in the interest of its own national security, the actions were met with nearly universal condemnation and the implementation of strong international sanctions. The invasion, which Russia had projected as a swift special military operation upon commencement in February, has been met with stiff Ukrainian resistance that has continued throughout the year. The sanctions levied against Russia targeted their industrial sector, which resulted in heightened petrochemical prices on account of global supplies becoming further pressured. At the same time, agricultural supply chains were detrimentally impacted not only by the presence of Russian sanctions, but also as a direct result of lower exports from Ukraine given the ongoing military conflict.
The timing of Russia’s invasion could not have been worse from a global inflation standpoint given the already high price levels and the preexisting supply chain disruptions. Consumer Price Index prints globally have been inching higher and higher following the initial outbreak of the pandemic. Many theories attempt to explain that monetary easing had been too prolonged and had overheated economies, that supply chain disruptions and bottlenecks have been slow to ease despite the return of greater economic activities, and that underinvestment in commodities and refining capacities have translated into significant price pressures. As a result, a combination of the aforementioned factors exacerbated additional inflation prints throughout the year. Inflation is viewed as a source of long-term uncertainty and an obstruction to markets that ultimately transforms into lower real spending, curtailed confidence and reduced growth. Against a backdrop of slower economic growth, inflation paints a grim picture for economists and policy makers and thus becomes a focal point for central bankers.
Central banks globally spent the year aggressively raising rates in response to price pressures. As economic data remained robust, it further goaded bankers to raise rates. Strong employment data, higher metal prices and overall greater cost inputs pointed to a stubborn and resilient inflation profile. The arrival of aggressive rate hikes, coupled with the overwhelming sentiment that real growth rates would decline in a higher interest rate atmosphere, prompted strong sell-offs in risk assets. These downward moves were aggravated by considerable market participants’ fears and uncertainties surrounding a higher rate context, following nearly a decade and a half of a well-established, accommodative monetary environment. With that being said, central banks, led by the Federal Reserve, continued as stalwarts in their battle against rising prices via hawkish monetary policy maneuvers.
Social frustration from high prices as well as overall market stress is not lost on voting populaces. Although rhetoric from left-wing populism has resonated at the polls, such elections have been hotly contested with conservative candidates appealing to the need for fiscal restraint and thoughtful investment as a long-term remedy for rising global price levels. As a result, election wins and initiatives by socialist and leftist-leaning leaders have been largely tempered by the functioning of strong checks and balances that have succeeded throughout the developing world. For example, radical constitutional reforms in Chile were rebuffed by legislators who successfully appealed to the broader public to defeat. In the same vein, various aggressive restrictions on pro-market activities in the Colombian oil sector by newly elected President Gustavo Petro have been considerably hindered via pushback from the more right-leaning legislature.
Annual Shareholder Report

Asset Allocation
Fund management actively allocated the Fund’s assets among corporate, sovereign and quasi-sovereign debt in various countries. Country allocation was especially important this year as the range of country-specific performance was very wide. For example, underweight positions in China, Lebanon and Sri Lanka, relative to the benchmark, performed well as all three countries significantly underperformed the broader Emerging Markets (EM) fixed income universe. Conversely, underweight positions in Israel, UAE and Turkey detracted from performance relative to the benchmark, as those countries outperformed the broader EM markets. Overweight positions in Mexico, Colombia and Peru had a positive contribution to returns relative to the benchmark as they outperformed the broader EM markets.
Security Selection
Fund management is continuously making security selection decisions among corporate issues in various countries. The Fund’s corporate assets outperformed corporate assets in the BEMSAE. Corporate security selection contributed positively to performance relative to the BEMSAE.
DURATION
Fund management actively managed the overall duration exposure of the Fund utilizing cash, bonds and various U.S. Treasury interest rate futures.6 The Fund’s interest rate exposure fluctuated but remained underweight relative to the BEMSAE for most of the reporting period. The strategy worked well and contributed positively to Fund performance as interest rates increased.
Yield Curve
During the reporting period, the entire yield curve shifted higher, with a flattening bias. Fund management had overweight exposure to securities in the front end and the middle of the yield curve as part of the duration underweight decision. As the yield curve flattened, these securities tended to underperform. This contributed to marginal underperformance relative to the benchmark.
1
 Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index.
2
 International investing involves special risks including currency risk, increased volatility, political risks and differences in auditing and other financial standards. Prices of emerging market securities can be significantly more volatile than the prices of securities in developed countries, and currency risk and political risks are accentuated in emerging markets.
3
 Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.
4
 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
5
 The yield curve is a graph showing the comparative yields of securities in a particular class according to maturity. Securities on the long end of the yield curve have longer maturities.
6
 The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Emerging Markets Core Fund (the “Fund”) from November 30, 2012 to October 31, 2022, compared to the Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (BEMSAE).2 The Average Annual Total Return table below shows returns averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2022

Effective June 20, 2016, the Fund changed its fiscal year end from November 30 to October 31.
Average Annual Total Return for the Period Ended 10/31/22
	1 Year	5 Years	10 Years
Fund	-20.63%	-0.66%	1.28%
BEMSAE	-20.82%	-3.02%	1.58%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

 The Fund’s performance assumes the reinvestment of all dividends and distributions. The BEMSAE has been adjusted to reflect reinvestment of dividends on securities in the index.

 The BEMSAE is the emerging markets debt component of the Bloomberg U.S. Universal Bond Index and is generally at least 80% noninvestment-grade. The BEMSAE is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At October 31, 2022, the Fund’s issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
Mexico	10.8%
Turkey	6.9%
Brazil	6.7%
Colombia	6.6%
Argentina	5.0%
Oman	4.4%
Dominican Republic	3.7%
South Africa	2.9%
Bahrain	2.7%
India	2.6%
China	2.3%
Peru	2.1%
United States	1.8%
Nigeria	1.4%
Ecuador	1.3%
Egypt	1.2%
Angola	1.1%
Other[2]	15.9%
Derivatives[3]	(0.6)%
Cash Equivalents[4,5]	0.0%
Other Assets and Liabilities—Net[6]	21.2%
TOTAL	100%

1
This table depicts the Fund’s exposure to various countries through its investment in foreign fixed-income securities along with the Fund’s holdings of cash equivalents and other assets and liabilities. With respect to foreign fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund’s Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer’s head office, the jurisdiction of the Issuer’s incorporation, the location of the principal trading market for the Issuer’s securities or the country from which a majority of the Issuer’s revenue is derived.

2	For purposes of this table, issuer country exposure which constitutes less than 1.00% of the Fund’s total net assets have been aggregated under the designation “Other.”
3
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

4
Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statements of Assets and Liabilities for information regarding the Fund’s foreign cash position.

5	Represents less than 0.1%.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
October 31, 2022
Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—48.5%
		Agency—0.2%
$ 1,500,000		Banco Nacional de Comercio Exterior, Sub., REGS, 2.720%, 8/11/2031	$ 1,268,625
		Airport—0.2%
800,000		Aeropuerto Internacional de Tocumen SA, Sec. Fac. Bond, 144A, 5.125%, 8/11/2061	544,963
353,682		Aeropuertos Argentina 2000 S.A., 144A, 6.875%, 2/1/2027	299,364
403,000		Mexico City Airport Trust, Sec. Fac. Bond, 144A, 5.500%, 10/31/2046	259,267
		TOTAL	1,103,594
		Banking—1.6%
4,750,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	4,362,851
600,000		Banco Do Brasil S.A., Jr. Sub. Note, 144A, 9.000%, 12/18/2070	598,752
500,000	[1]	Banco Do Brasil S.A., Jr. Sub. Note, REGS, 6.250%, 4/15/2024	440,203
500,000		Banco Do Brasil S.A., Jr. Sub. Note, REGS, 9.250%, 10/15/2068	503,857
500,000		Banco Reservas Rep Domin, Sub. Note, 144A, 7.000%, 2/1/2023	501,308
520,000		Banco Reservas Rep Domin, Sub. Note, REGS, 7.000%, 2/1/2023	521,360
2,300,000		Corp Financi De Desarrol, Sr. Unsecd. Note, 144A, 2.400%, 9/28/2027	1,853,823
500,000		Development Bank of Mongolia, Sr. Unsecd. Note, 144A, 7.250%, 10/23/2023	439,500
500,000	[2,3]	Development Bank of the Republic of Belarus JSC, Sr. Unsecd. Note, REGS, 6.750%, 5/2/2024	75,000
500,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	470,195
2,000,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 8.125%, 3/28/2024	1,972,700
		TOTAL	11,739,549
		Corporate—0.1%
1,000,000		1MDB Global Investments Ltd., Sr. Unsecd. Note, REGS, 4.400%, 3/9/2023	979,896
		Finance—0.8%
1,800,000		China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.950%, 11/15/2022	1,799,604
1,500,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	1,339,445
700,000		Fondo Mivivienda SA, Sr. Unsecd. Note, 144A, 4.625%, 4/12/2027	647,005
2,200,000		QNB Finansbank AS/Turkey, Sr. Unsecd. Note, REGS, 6.875%, 9/7/2024	2,206,800
		TOTAL	5,992,854
		Financial Intermediaries—0.1%
600,000		Huarong Finance 2017 Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	407,713
		Insurance—0.1%
1,000,000	[1]	KDB Life Insurance Co. Ltd., Sub., 7.500%, 5/21/2023	830,000
		Oil & Gas—9.4%
7,300,000		Ecopetrol SA, Sr. Unsecd. Note, 5.375%, 6/26/2026	6,646,905
6,600,000		Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 11/2/2051	3,936,603
2,500,000		Ecopetrol SA, Sr. Unsecd. Note, 6.875%, 4/29/2030	2,061,750
837,000		Oil & Gas Holdings, Sr. Unsecd. Note, REGS, 7.625%, 11/7/2024	831,903
1,000,000		Oleoducto Central SA, Sr. Unsecd. Note, REGS, 4.000%, 7/14/2027	816,070
2,500,000		Pemex Project Funding Master Trust, Company Guarantee, 6.625%, 6/15/2035	1,740,325
550,000		Pemex Project Funding Master Trust, Sr. Unsecd. Note, 8.625%, 12/1/2023	548,702
3,800,000		Petroleos del Peru SA, Sr. Unsecd. Note, REGS, 5.625%, 6/19/2047	2,444,217
7,300,000		Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	5,838,868
6,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	4,334,848
2,650,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	1,560,611
15,500,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.700%, 2/16/2032	11,747,605
4,800,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	2,899,635
3,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 10/16/2025	2,887,380
2,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	1,203,605
Annual Shareholder Report

Principal Amount or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Oil & Gas—continued
$ 1,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	$ 653,256
8,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	6,389,816
4,360,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	3,510,062
200,000	Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	164,991
400,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, 144A, 3.250%, 4/28/2025	381,784
1,100,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/12/2027	1,038,995
227,000	YPF Energia Electrica Sa, Sr. Unsecd. Note, 144A, 10.000%, 7/25/2026	180,849
750,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 2.500%, 6/30/2029	472,628
2,800,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 2.500%, 6/30/2029	1,764,476
5,000,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	2,618,025
600,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 8.500%, 7/28/2025	433,338
	TOTAL	67,107,247
	Real Estate—0.1%
800,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	615,959
	Sovereign—31.9%
2,000,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	1,623,400
800,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	644,400
1,700,000	Angola, Government of, Sr. Unsecd. Note, REGS, 8.000%, 11/26/2029	1,379,890
2,000,000	Angola, Government of, Sr. Unsecd. Note, REGS, 8.250%, 5/9/2028	1,682,000
1,000,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	752,000
1,000,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.375%, 5/8/2048	758,800
19,185,876	Argentina, Government of, Sr. Unsecd. Note, 0.500%, 7/9/2030	4,043,929
8,900,000	Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	1,824,866
8,950,000	Argentina, Government of, Sr. Unsecd. Note, 1.125%, 7/9/2046	1,816,322
22,892,671	Argentina, Government of, Sr. Unsecd. Note, 1.500%, 7/9/2035	4,543,555
12,900,000	Argentina, Government of, Sr. Unsecd. Note, 2.000%, 1/9/2038	3,337,715
12,400,000	Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	2,953,748
11,200,000	Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	2,380,000
12,398,291	Argentina, Government of, Unsecd. Note, 0.500%, 7/9/2030	2,312,281
7,000,000	Argentina, Government of, Unsecd. Note, 2.000%, 1/9/2038	1,645,000
2,000,000	Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	380,000
300,000	Bahamas, Government of, Sr. Unsecd. Note, 144A, 5.750%, 1/16/2024	271,178
800,000	Bahamas, Government of, Sr. Unsecd. Note, 144A, 8.950%, 10/15/2032	516,203
500,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 5.750%, 1/16/2024	451,964
957,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.000%, 11/21/2028	604,214
320,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.950%, 11/20/2029	194,800
1,500,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 8.950%, 10/15/2032	967,881
500,000	Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.000%, 10/12/2028	478,968
3,300,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	3,096,522
1,800,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/26/2026	1,795,608
1,500,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.000%, 10/12/2028	1,436,904
EUR 1,300,000	Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	792,958
$ 1,000,000	Bolivia, Government of, Sr. Unsecd. Note, 144A, 4.500%, 3/20/2028	785,000
5,000,000	Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	3,792,118
6,000,000	Brazil, Government of, Sr. Unsecd. Note, 3.875%, 6/12/2030	5,051,388
4,000,000	Colombia, Government of, 7.375%, 9/18/2037	3,360,638
800,000	Colombia, Government of, Bond, 10.375%, 1/28/2033	848,463
4,500,000	Colombia, Government of, Sr. Unsecd. Note, 3.250%, 4/22/2032	2,986,430
4,000,000	Colombia, Government of, Sr. Unsecd. Note, 3.875%, 2/15/2061	2,040,140
4,000,000	Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	3,332,186
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 2,000,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	$ 1,610,242
2,500,000		Costa Rica, Government of, Sr. Unsecd. Note, 144A, 7.158%, 3/12/2045	2,155,032
1,000,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.125%, 2/19/2031	927,391
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.500%, 1/30/2030	800,206
2,650,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	2,041,839
700,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.300%, 1/21/2041	482,143
4,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.950%, 1/25/2027	4,109,583
2,300,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 2/22/2033	1,925,777
4,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.500%, 1/30/2030	3,200,823
1,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	1,155,758
3,450,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.875%, 1/30/2060	2,265,815
2,300,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.950%, 1/25/2027	2,148,191
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/19/2028	455,628
6,250,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.500%, 2/15/2048	4,560,896
1,200,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.850%, 1/27/2045	925,158
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	418,868
4,162,500		Ecuador, Government of, Sr. Unsecd. Note, 144A, 1.500%, 7/31/2040	1,374,343
2,539,550		Ecuador, Government of, Sr. Unsecd. Note, 144A, 2.500%, 7/31/2035	928,194
3,728,450		Ecuador, Government of, Sr. Unsecd. Note, 144A, 3.000%, 7/31/2030	1,158,923
2,950,000	[4]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	916,956
6,825,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 1.000%, 7/31/2035	2,494,506
7,900,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 1.500%, 7/31/2040	2,608,363
EUR 500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	297,466
$ 800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	506,915
1,000,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.300%, 9/30/2033	623,752
800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	572,944
1,600,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.625%, 5/29/2032	1,024,842
700,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	414,803
1,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 5.875%, 6/11/2025	859,790
EUR 800,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.375%, 4/11/2031	475,946
$ 800,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	573,514
3,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.903%, 2/21/2048	1,692,864
3,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.700%, 3/1/2049	1,785,000
2,700,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 7.124%, 1/20/2050	920,568
3,640,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 6.375%, 1/18/2027	1,412,782
2,231,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.650%, 6/15/2035	792,145
690,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.750%, 1/24/2023	622,700
800,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 9.500%, 7/15/2052	300,032
800,000		Gabon, Government of, Sr. Unsecd. Note, 144A, 7.000%, 11/24/2031	556,440
1,000,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.950%, 6/16/2025	900,860
700,000		Ghana, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/7/2042	190,750
2,200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 6.375%, 2/11/2027	665,500
1,000,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/16/2029	280,000
2,000,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.750%, 4/7/2029	575,900
500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.125%, 3/26/2032	143,980
500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.950%, 3/26/2051	142,400
1,000,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	651,330
500,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.900%, 6/1/2030	453,804
2,300,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 5.375%, 4/24/2032	2,118,300
600,030		Honduras, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/15/2024	595,530
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 1,500,000		Iraq, Government of, Sr. Unsecd. Note, REGS, 6.752%, 3/9/2023	$ 1,473,750
EUR 738,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	552,101
$ 1,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	780,000
2,821,253		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	2,488,514
2,500,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/15/2033	1,950,000
1,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	907,500
1,300,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 5.850%, 7/7/2030	1,075,802
500,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	373,750
600,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 6.300%, 1/23/2034	380,238
1,500,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.000%, 5/22/2027	1,189,050
700,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/28/2028	528,688
1,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.250%, 2/28/2048	637,500
3,600,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	2,808,864
4,200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.450%, 9/16/2032	3,383,906
2,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	1,565,160
1,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.375%, 5/14/2030	950,920
1,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.250%, 1/25/2033	780,240
2,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.625%, 9/30/2031	1,668,160
1,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 7.500%, 9/20/2047	797,940
1,700,000	[2,3]	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 12/31/2099	102,340
1,000,000	[2,3]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 1/27/2023	59,560
1,250,000		Morocco, Government of, Sr. Unsecd. Note, 144A, 4.000%, 12/15/2050	737,605
600,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	361,500
1,800,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.375%, 3/24/2029	1,300,500
1,300,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	919,750
1,200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.143%, 2/23/2030	783,000
1,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.696%, 2/23/2038	585,000
1,000,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.747%, 1/21/2031	704,030
1,200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 9.248%, 1/21/2049	775,752
1,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	949,260
3,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 5.625%, 1/17/2028	2,857,830
2,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.000%, 8/1/2029	1,898,328
2,000,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	1,905,000
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.750%, 6/15/2026	2,835,636
4,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.375%, 3/8/2027	3,811,792
3,100,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.625%, 1/17/2028	2,953,091
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.000%, 8/1/2029	2,847,492
1,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.500%, 3/8/2047	822,694
4,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	3,355,000
3,500,000		Oman, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/25/2051	2,981,818
1,500,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	465,900
800,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 5.625%, 12/5/2022	720,736
1,100,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 8.250%, 9/30/2025	390,500
750,000		Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	579,114
1,800,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	1,456,381
500,000		Romania, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/14/2051	292,024
900,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	663,120
EUR 500,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	300,784
$ 1,500,000		Senegal, Government of, Sr. Unsecd. Note, REGS, 6.750%, 3/13/2048	951,750
1,100,000		South Africa, Government of, Sr. Unsecd. Note, 4.850%, 9/30/2029	932,250
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 2,500,000		South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	$ 1,568,200
1,600,000		South Africa, Government of, Sr. Unsecd. Note, 5.875%, 4/20/2032	1,366,912
500,000		South Africa, Government of, Sr. Unsecd. Note, 6.300%, 6/22/2048	361,675
500,000		Tunisia, Government of, Sr. Unsecd. Note, REGS, 5.750%, 1/30/2025	313,128
3,400,000		Turkey, Government of, Sr. Unsecd. Note, 3.250%, 3/23/2023	3,379,736
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 3/13/2025	2,261,930
500,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 4/14/2026	425,000
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.750%, 1/26/2026	875,180
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 10/9/2026	1,699,280
3,700,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	2,160,282
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 5.125%, 2/17/2028	1,210,248
2,800,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	2,089,926
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 5.600%, 11/14/2024	1,910,000
2,700,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 3/22/2024	2,654,100
2,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	1,351,909
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 5.950%, 1/15/2031	1,147,140
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 1/14/2041	644,080
2,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 3/25/2027	2,177,725
1,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	832,460
4,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.350%, 8/10/2024	3,908,240
3,100,000		Turkey, Government of, Sr. Unsecd. Note, 6.375%, 10/14/2025	2,875,250
500,000		Turkey, Government of, Sr. Unsecd. Note, 6.875%, 3/17/2036	374,704
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 7.625%, 4/26/2029	1,325,250
500,000		Turkey, Government of, Unsecd. Note, 6.625%, 2/17/2045	339,060
2,000,000		Ukraine, Government of, Sr. Unsecd. Note, 144A, 6.876%, 5/21/2031	283,000
1,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.253%, 3/15/2035	152,952
500,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2024	117,682
900,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2025	187,236
1,700,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2026	275,400
1,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2027	156,000
2,000,000		Ukraine, Government of, Sr. Unsecd. Note, REGS, 8.994%, 2/1/2026	355,000
1,505,000		Ukraine, Government of, Unsecd. Note, 144A, 1.258%, 8/1/2041	373,240
2,000,000		Ukraine, Government of, Unsecd. Note, REGS, 7.750%, 9/1/2028	320,000
4,653,000	[2,3]	Venezuela, Government of, Sr. Unsecd. Note, 7.000%, 3/31/2038	314,077
6,920,000	[2,3]	Venezuela, Government of, Sr. Unsecd. Note, 8.250%, 10/13/2024	449,800
2,000,000	[2,3]	Venezuela, Government of, Sr. Unsecd. Note, 9.250%, 5/7/2028	135,000
		TOTAL	228,659,383
		State/Provincial—0.4%
468,000		Brazil Minas SPE, Sec. Fac. Bond, 144A, 5.333%, 2/15/2028	450,647
1,079,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	927,940
1,113,200	[2,3]	Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 3.900%, 9/1/2037	335,236
650,000	[2,3]	Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 5.250%, 9/1/2037	195,745
708,401		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2027	432,266
253,000		Provincia De Cordoba, Sr. Unsecd. Note, REGS, 5.000%, 6/1/2027	154,381
186,484	[2,3]	Provincia de Entre Rios Argentina, Sr. Unsecd. Note, 144A, 5.000%, 8/8/2028	113,755
		TOTAL	2,609,970
		Telecommunications & Cellular—0.6%
1,900,000		Oryx Funding Ltd., Sr. Unsecd. Note, 144A, 5.800%, 2/3/2031	1,668,950
1,800,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, 144A, 6.625%, 4/24/2028	1,772,012
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Telecommunications & Cellular—continued
$ 1,000,000		Oztel Holdings SPC Ltd., Sec. Fac. Bond, REGS, 6.625%, 4/24/2028	$ 984,451
		TOTAL	4,425,413
		Transportation—0.1%
500,000	[1]	DP World Salaam, Jr. Sub. Note, 6.000%, 10/1/2025	485,723
387,202		Sparc Em Spc Panama Metr, Sec. Fac. Bond, REGS, 0.001%, 12/5/2022	385,123
900,000		State Age Roads, Sr. Unsecd. Note, 144A, 6.250%, 6/24/2030	126,021
		TOTAL	996,867
		Utilities—2.9%
1,200,000		Eig Pearl Holdings Sarl, Sec. Fac. Bond, 144A, 4.387%, 11/30/2046	820,380
2,000,000		Empresas Public Medelllin, Sr. Unsecd. Note, REGS, 4.250%, 7/18/2029	1,427,472
3,700,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	3,333,552
5,000,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 6.750%, 8/6/2023	4,907,425
1,600,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	1,408,813
4,500,000		Eskom Holdings Soc Ltd., Unsecd. Note, REGS, 7.125%, 2/11/2025	4,222,350
850,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	578,497
900,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	823,431
400,000		Israel Electric Corp. Ltd., Unsecd. Note, Series GMTN, 3.750%, 2/22/2032	334,967
450,000		NPC Ukrenergo, Sr. Unsecd. Note, 144A, 6.875%, 11/9/2028	70,768
900,000		State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 5/2/2028	864,474
2,085,741		Sweihan Pv Power Co., Sec. Fac. Bond, 144A, 3.625%, 1/31/2049	1,596,635
		TOTAL	20,388,764
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $415,518,524)	347,125,834
		CORPORATE BONDS—30.8%
		Aerospace & Defense—0.4%
2,000,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 5.400%, 2/1/2027	1,832,808
1,200,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, REGS, 6.950%, 1/17/2028	1,134,840
		TOTAL	2,967,648
		Air Transportation—0.1%
840,000		Gol Finance, Sr. Unsecd. Note, 144A, 7.000%, 1/31/2025	367,244
1,550,000		Gol Finance, Sr. Unsecd. Note, REGS, 7.000%, 1/31/2025	677,652
		TOTAL	1,044,896
		Airport—0.1%
500,000		GMR Hyderabad International Airport Ltd., Term Loan - 1st Lien, 144A, 4.750%, 2/2/2026	439,375
		Automotive—0.6%
500,000		Corp Financiera de Desarrollo SA, Sr. Unsecd. Note, REGS, 4.750%, 7/15/2025	473,005
1,250,000		Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de CV, Sr. Unsecd. Note, 144A, 5.000%, 5/7/2028	983,750
1,550,000		Metalsa Sa De Cv, Sr. Unsecd. Note, 144A, 3.750%, 5/4/2031	1,073,683
300,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	218,690
2,000,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	1,457,930
		TOTAL	4,207,058
		Banking—4.0%
800,000	[1]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 10/7/2026	558,960
1,500,000		Akbank TAS, Sr. Unsecd. Note, 144A, 6.800%, 2/6/2026	1,364,745
1,000,000		Akbank TAS, Sr. Unsecd. Note, REGS, 5.125%, 3/31/2025	901,344
2,000,000	[1]	Al Ahli Bank of Kuwait, Jr. Sub. Note, 7.250%, 9/26/2023	1,996,580
2,300,000	[2,3,5]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	115,000
2,000,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 2.750%, 1/11/2026	1,752,750
1,000,000		Banco Continental, Sr. Unsecd. Note, 144A, 2.750%, 12/10/2025	858,900
1,400,000		Banco Continental, Sr. Unsecd. Note, REGS, 2.750%, 12/10/2025	1,202,460
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$ 600,000	[1]	Banco Davivienda S A, Jr. Sub. Note, 144A, 6.650%, 4/22/2031	$ 408,915
200,000	[1]	Banco General SA, Jr. Sub. Note, 144A, 5.250%, 5/7/2031	161,783
500,000		Banco Industrial, Sub., 144A, 4.875%, 1/29/2031	447,248
2,000,000		Banco Internacional del Peru SAA Interbank, Sub., REGS, 4.000%, 7/8/2030	1,755,240
2,000,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	1,564,162
3,400,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 6.625%, 1/24/2032	2,555,100
500,000	[1]	Banco Votorantim, Jr. Sub. Note, REGS, 8.250%, 12/7/2022	494,833
750,000		Banco Votorantim, Sr. Unsecd. Note, 144A, 4.375%, 7/29/2025	710,449
1,300,000		Bancolombia S.A., Sr. Unsecd. Note, 3.000%, 1/29/2025	1,168,414
3,200,000		Bancolombia S.A., Sub., 7.139%, 10/18/2027	2,778,016
750,000		Banistmo S.A., Sr. Unsecd. Note, 144A, 4.250%, 7/31/2027	661,768
700,000		BBVA Bancomer SA Mexico, Sub. Deb., 144A, 5.875%, 9/13/2034	586,495
1,500,000	[1]	Itau Unibanco Holding SA, Jr. Sub. Note, REGS, 6.125%, 12/12/2022	1,404,907
3,000,000		Office Cherifien, Sr. Unsecd. Note, REGS, 3.750%, 6/23/2031	2,251,695
1,500,000		Shinhan Bank, Sub., 144A, 3.875%, 3/24/2026	1,388,160
1,500,000		Shriram Transport Finance Co. Ltd., Sec. Fac. Bond, 144A, 5.100%, 7/16/2023	1,465,898
1,800,000	[1,2,3,5]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.600%, 2/17/2027	90,000
		TOTAL	28,643,822
		Beverage & Tobacco—0.1%
1,000,000		Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, Sr. Unsecd. Note, REGS, 5.250%, 4/27/2029	882,017
		Brokerage—0.1%
800,000		XP, Inc., Sr. Unsecd. Note, 144A, 3.250%, 7/1/2026	699,548
		Building & Development—0.2%
1,000,000		JSW Infrastructure Ltd., Sec. Fac. Bond, 144A, 4.950%, 1/21/2029	744,816
933,333		Rutas 2 & 7 Finance Ltd., 144A, 0.001%, 9/30/2036	558,876
		TOTAL	1,303,692
		Building Materials—0.7%
4,000,000	[1]	Cemex SAB de CV, Sec. Fac. Bond, 144A, 7.375%, 6/5/2027	3,969,400
1,200,000		Cemex SAB de CV, Sr. Secd. Note, 144A, 3.875%, 7/11/2031	916,500
		TOTAL	4,885,900
		Cable & Wireless Television—0.1%
1,200,000		Vtr Finance Bv, Sr. Unsecd. Note, 144A, 6.375%, 7/15/2028	638,240
		Chemicals & Plastics—3.5%
4,600,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, 144A, 6.990%, 2/20/2032	3,087,957
700,000		Braskem Netherlands Finance BV, Sr. Unsecd. Note, 144A, 4.500%, 1/31/2030	569,149
1,500,000		Braskem Netherlands Finance BV, Sub., REGS, 8.500%, 1/23/2081	1,429,103
3,650,000		Cydsa SAB de CV, Sr. Unsecd. Note, REGS, 6.250%, 10/4/2027	3,095,875
2,800,000		Groupe Office Cherifien des Phosphates SA, Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	1,723,669
1,500,000		Petkim Petrokimya Holding A.S., Sr. Unsecd. Note, REGS, 5.875%, 1/26/2023	1,500,068
500,000	[1]	San Miguel Corp., Sr. Unsecd. Note, Series EMTN, 5.500%, 7/29/2025	380,000
800,000		San Miguel Industrias, Sr. Unsecd. Note, REGS, 3.500%, 8/2/2028	641,561
3,000,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	2,254,291
3,000,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.875%, 3/27/2024	2,936,310
500,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 6.500%, 9/27/2028	442,674
1,400,000		UNIGEL Luxembourg S.A., Sr. Unsecd. Note, 144A, 8.750%, 10/1/2026	1,355,056
5,600,000		UNIGEL Luxembourg S.A., Sr. Unsecd. Note, REGS, 8.750%, 10/1/2026	5,420,225
		TOTAL	24,835,938
		Conglomerates—0.3%
2,100,000		Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsecd. Note, REGS, 6.950%, 3/14/2026	1,951,929
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—0.2%
$ 1,500,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/1/2026	$ 1,270,110
		Consumer Products—0.5%
500,000		ATENTO LUXCO 1 SA, Sec. Fac. Bond, 144A, 8.000%, 2/10/2026	198,425
1,500,000		Bidvest Group UK Plc, Sr. Unsecd. Note, 144A, 3.625%, 9/23/2026	1,272,795
1,200,000		Fomento Economico Mexicano, SA de C.V., Sr. Unsecd. Note, 3.500%, 1/16/2050	774,342
1,000,000		Frigorifico Concepcion, REGS, 7.700%, 7/21/2028	788,970
600,000		Meituan, Sr. Unsecd. Note, 144A, 3.050%, 10/28/2030	350,944
		TOTAL	3,385,476
		Equipment Lease—0.2%
2,150,000		Movida Europe S.A., Sr. Unsecd. Note, 144A, 5.250%, 2/8/2031	1,586,517
500,000		Unifin Financiera SA de, Sr. Unsecd. Note, 144A, 9.875%, 1/28/2029	50,000
		TOTAL	1,636,517
		Finance—1.0%
850,000		Banco GNB Sudameris SA, Sub. Note, REGS, 7.500%, 4/16/2031	580,410
1,550,000		Cibanco Sa Ins De Banca, Sr. Unsecd. Note, 144A, 4.375%, 7/22/2031	976,438
3,600,000		Cibanco Sa Ins De Banca, Sr. Unsecd. Note, REGS, 4.375%, 7/22/2031	2,267,856
1,450,000		Grupo Aval Ltd., Sr. Unsecd. Note, REGS, 4.375%, 2/4/2030	1,009,084
500,000		Inversiones Atlantida SA, Sec. Fac. Bond, 144A, 7.500%, 5/19/2026	448,250
1,000,000		Inversiones La Construccion SA, Sr. Unsecd. Note, 144A, 4.750%, 2/7/2032	741,430
400,000		Manappuram Finance Ltd., Sec. Fac. Bond, Series EMTN, 5.900%, 1/13/2023	397,140
800,000		Muthoot Finance Ltd., Term Loan - 1st Lien, REGS, 4.400%, 9/2/2023	777,200
		TOTAL	7,197,808
		Financial Intermediaries—0.8%
1,600,000	[1]	ADIB Capital Invest 2 Ltd., Jr. Sub. Note, 7.125%, 9/20/2023	1,601,045
1,050,000		Cimpor Financial Operations, Sr. Unsecd. Note, 144A, 5.750%, 7/17/2024	730,905
1,500,000		Mx Remit Fund Fiduc Est, Sr. Note, 144A, 4.875%, 1/15/2028	1,230,281
1,000,000		Mx Remit Fund Fiduc Est, Sr. Note, REGS, 4.875%, 1/15/2028	820,188
1,500,000		Trust F/1401, Sr. Unsecd. Note, 144A, 5.250%, 1/30/2026	1,361,475
		TOTAL	5,743,894
		Food Products—0.9%
675,000		Agrosuper S.A., Sr. Unsecd. Note, 144A, 4.600%, 1/20/2032	551,237
1,500,000		JBS USA LUX SA / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 3.000%, 2/2/2029	1,218,538
800,000		JBS USA LUX SA / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/1/2028	745,242
800,000		JBS USA LUX SA / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/1/2033	722,912
300,000		JBS USA LUX SA / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/1/2052	263,763
1,000,000		JGSH Philippines Ltd., Sr. Unsecd. Note, 4.125%, 7/9/2030	888,900
2,400,000		MHP SA, Sr. Unsecd. Note, REGS, 7.750%, 5/10/2024	1,156,080
1,000,000		NBM US Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/14/2026	966,897
		TOTAL	6,513,569
		Food Services—0.9%
1,000,000		Alsea de Mexico SAB de CV, Sr. Unsecd. Note, 144A, 7.750%, 12/14/2026	952,045
1,000,000		Alsea de Mexico SAB de CV, Sr. Unsecd. Note, REGS, 7.750%, 12/14/2026	952,045
3,800,000		MARB BondCo PLC, Sr. Unsecd. Note, REGS, 3.950%, 1/29/2031	2,822,811
3,000,000		MHP Lux SA, Sr. Unsecd. Note, REGS, 6.950%, 4/3/2026	1,379,280
		TOTAL	6,106,181
		Forest Products—0.3%
2,800,000		Suzano Austria GmbH, Sr. Unsecd. Note, Series DM3N, 3.125%, 1/15/2032	2,071,468
		Health Care—0.1%
800,000		Auna SAA, Sr. Unsecd. Note, 144A, 6.500%, 11/20/2025	625,092
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Hotels, Motels, Inns & Casinos—0.1%
$ 588,828		Grupo Posadas SA de C.V., REGS, 4.000%, 12/30/2027	$ 428,437
		Metals & Mining—2.6%
2,450,000		Cap S.A., Sr. Unsecd. Note, 144A, 3.900%, 4/27/2031	1,680,186
2,000,000		CSN Islands XI Corp., Sr. Unsecd. Note, 144A, 6.750%, 1/28/2028	1,717,628
1,100,000		CSN Resources SA, Sr. Unsecd. Note, 144A, 4.625%, 6/10/2031	736,670
2,000,000		CSN Resources SA, Sr. Unsecd. Note, 144A, 5.875%, 4/8/2032	1,449,400
200,000		Endeavour Mining PLC, Sr. Unsecd. Note, 144A, 5.000%, 10/14/2026	156,500
500,000		Indika Energy Capital IV Pte. Ltd., 144A, 8.250%, 10/22/2025	472,391
1,500,000		Indika Energy Capital IV Pte. Ltd., REGS, 8.250%, 10/22/2025	1,417,174
2,600,000		JSW Steel Ltd., Sr. Unsecd. Note, REGS, 3.950%, 4/5/2027	1,892,869
1,500,000		Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	1,435,227
700,000		Nexa Resources SA, Sr. Unsecd. Note, 144A, 6.500%, 1/18/2028	646,940
500,000		Samarco Mineracao SA, Sr. Unsecd. Note, REGS, 4.125%, 11/1/2022	237,500
500,000		Vale Overseas Ltd., Sr. Unsecd. Note, 3.750%, 7/8/2030	412,034
500,000		Vedanta Resources II PLC, Sr. Unsecd. Note, 144A, 13.875%, 1/21/2024	419,060
500,000		Vedanta Resources II PLC, Sr. Unsecd. Note, REGS, 8.000%, 4/23/2023	468,059
3,200,000		Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 6.125%, 8/9/2024	1,902,199
600,000		Vedanta Resources PLC, Sr. Unsecd. Note, REGS, 7.125%, 5/31/2023	560,125
300,000		Vedanta Resources PLC, Sr. Unsecd. Note, REGS, 9.250%, 4/23/2026	179,637
800,000		VM Holding S.A., Sr. Unsecd. Note, 144A, 5.375%, 5/4/2027	732,096
2,910,000		Volcan Compania Minera S.A.A., Sr. Unsecd. Note, REGS, 4.375%, 2/11/2026	2,446,975
		TOTAL	18,962,670
		Oil & Gas—5.2%
1,500,000		AI Candelaria Spain SLU, Sec. Fac. Bond, 144A, 5.750%, 6/15/2033	978,195
2,800,000		Canacol Energy Ltd., Sr. Unsecd. Note, 144A, 5.750%, 11/24/2028	2,109,490
1,500,000		Energean Israel Finance Ltd., Sec. Fac. Bond, 4.875%, 3/30/2026	1,353,750
1,500,000		Frontera Energy Corp., Sr. Unsecd. Note, 144A, 7.875%, 6/21/2028	1,123,875
1,300,000		Geopark Ltd., Sr. Unsecd. Note, 144A, 5.500%, 1/17/2027	1,061,676
1,200,000		Geopark Ltd., Sr. Unsecd. Note, REGS, 5.500%, 1/17/2027	980,008
2,600,000		Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 6.250%, 2/15/2025	2,217,127
2,200,000		Gran Tierra Energy, Inc., Sr. Unsecd. Note, REGS, 7.750%, 5/23/2027	1,707,860
1,872,300		Guara Norte Sarl, Sr. Note, 144A, 5.198%, 6/15/2034	1,472,087
1,374,000		Hunt Oil Co. of Peru, Sr. Unsecd. Note, REGS, 6.375%, 6/1/2028	1,247,317
400,000		Koc Holding A.S., Sr. Unsecd. Note, 144A, 6.500%, 3/11/2025	380,324
800,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.500%, 3/1/2028	628,224
1,000,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.750%, 5/1/2027	809,060
1,000,000		Kosmos Energy Ltd., Sr. Unsecd. Note, REGS, 7.125%, 4/4/2026	837,500
1,600,000		Leviathan Bond Ltd., Sr. Note, 6.500%, 6/30/2027	1,500,000
1,350,000		MC Brazil Downstream Trading SARL, Sec. Fac. Bond, 144A, 7.250%, 6/30/2031	1,033,749
400,000		MC Brazil Downstream Trading SARL, Sec. Fac. Bond, REGS, 7.250%, 6/30/2031	306,296
800,000		MDGH GMTN RSC Ltd., Sr. Unsecd. Note, 144A, 5.500%, 4/28/2033	796,472
2,430,000		Medco Bell Pte Ltd., Term Loan - 1st Lien, 144A, 6.375%, 1/30/2027	1,949,805
700,000		Medco Laurel Tree Pte. Ltd., Sr. Unsecd. Note, 144A, 6.950%, 11/12/2028	537,946
750,000		Medco Platinum Road Pte. Ltd., 144A, 6.750%, 1/30/2025	719,737
3,555,600		Mv24 Captial Bv, Term Loan - 1st Lien, REGS, 6.748%, 6/1/2034	2,946,222
628,000		Orazul Energy Egenor SCA, Sr. Unsecd. Note, REGS, 5.625%, 4/28/2027	535,762
500,000	[1]	Petron Corp., Sr. Unsecd. Note, 5.950%, 4/19/2026	413,745
1,500,000		Puma International Financing SA, Sr. Unsecd. Note, 144A, 5.125%, 10/6/2024	1,409,160
500,000		SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	393,775
800,000		Sierracol Energy Andina, LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/15/2028	537,496
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Oil & Gas—continued
$ 3,800,000		Sierracol Energy Andina, LLC, Sr. Unsecd. Note, REGS, 6.000%, 6/15/2028	$ 2,553,106
563,000		Tullow Oil PLC, Sec. Fac. Bond, 144A, 10.250%, 5/15/2026	480,459
2,500,000		Tullow Oil PLC, Sr. Unsecd. Note, 144A, 7.000%, 3/1/2025	1,630,575
2,000,000		Tupras Turkiye Petrol Rafinerileri A.S., Sr. Unsecd. Note, REGS, 4.500%, 10/18/2024	1,855,060
700,000		Vivo Energy Investments, Sr. Unsecd. Note, 144A, 5.125%, 9/24/2027	633,500
		TOTAL	37,139,358
		Other—0.1%
821,923		TransJamaican Highway Ltd., Sec. Fac. Bond, REGS, 5.750%, 10/10/2036	653,840
		Paper Products—0.1%
800,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 4.875%, 9/19/2027	756,148
		Pharmaceuticals—0.2%
1,500,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 4.750%, 5/9/2027	1,325,625
		Rail Industry—0.1%
396,890		Panama Canal Railway Co., Sec. Fac. Bond, 144A, 7.000%, 11/1/2026	388,659
344,000		Panama Canal Railway Co., Sr. Note, REGS, 7.000%, 11/1/2026	336,865
		TOTAL	725,524
		Real Estate—1.1%
1,800,000		Country Garden Holdings Co., 4.750%, 1/17/2023	1,283,860
2,700,000		Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.875%, 3/21/2023	2,681,181
3,000,000		Longfor Properties, Sr. Unsecd. Note, 4.500%, 1/16/2028	526,835
2,100,000	[2,3]	Shimao Group Holdings Ltd., Sr. Unsecd. Note, 4.750%, 12/31/2099	110,738
750,000		Theta Capital Pte ltd., Sr. Unsecd. Note, 8.125%, 1/22/2025	514,500
700,000		Trust Fibrauno, Sr. Unsecd. Note, 144A, 6.390%, 1/15/2050	465,433
1,200,000		Trust Fibrauno, Sr. Unsecd. Note, REGS, 4.869%, 1/15/2030	906,840
800,000		Trust Fibrauno, Sr. Unsecd. Note, REGS, 5.250%, 1/30/2026	726,120
2,000,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.250%, 1/29/2024	850,000
		TOTAL	8,065,507
		Retailers—0.6%
800,000		Future Retail Ltd., Sec. Fac. Bond, 144A, 5.600%, 1/22/2025	25,040
1,100,000		Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, REGS, 4.625%, 5/21/2023	1,019,968
300,000		Grupo Axo Sa De Cv, Sr. Unsecd. Note, 144A, 5.750%, 6/8/2026	238,477
1,350,000		Grupo Axo Sa De Cv, Sr. Unsecd. Note, REGS, 5.750%, 6/8/2026	1,073,149
850,000		InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	674,169
1,700,000		JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	1,576,287
1,200,000	[2,3]	Sri Rejeki Isman Tbk, Sr. Unsecd. Note, REGS, 7.250%, 1/16/2025	54,000
		TOTAL	4,661,090
		Services—0.0%
500,000		Bukit Makmur Mandiri Utama, 144A, 7.750%, 2/10/2026	373,050
		Steel—0.2%
300,000		Posco, Sr. Unsecd. Note, 144A, 4.500%, 8/4/2027	279,263
500,000		Usiminas International Ltd., Sr. Unsecd. Note, 144A, 5.875%, 7/18/2026	465,443
1,000,000		Usiminas International Ltd., Sr. Unsecd. Note, REGS, 5.875%, 7/18/2026	930,886
		TOTAL	1,675,592
		Technology Services—0.4%
1,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	605,136
1,000,000		Baidu, Inc., Sr. Unsecd. Note, 3.425%, 4/7/2030	828,472
500,000		Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.595%, 1/19/2028	425,649
1,300,000		Xiaomi Best Time International Ltd., Sr. Unsecd. Note, 144A, 3.375%, 4/29/2030	907,837
		TOTAL	2,767,094
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Telecommunications & Cellular—2.6%
$ 2,250,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 144A, 5.375%, 4/4/2032	$ 1,909,586
800,000		Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, REGS, 4.950%, 7/17/2030	560,220
86,406		Digicel Group 0.5 Ltd., Sr. Unsecd. Note, 144A, 8.000%, 4/1/2025	26,786
450,000		Digicel International Finance Ltd., 144A, 8.750%, 5/25/2024	385,040
650,773		Digicel International Finance Ltd., Sr. Unsecd. Note, REGS, 13.000%, 12/31/2025	443,567
1,000,000		Digicel International Finance Ltd., Sub., REGS, 8.000%, 12/31/2026	507,645
500,000		Digicel Ltd., Sr. Unsecd. Note, REGS, 6.750%, 3/1/2023	267,028
2,000,000		HTA Group Ltd., Sr. Unsecd. Note, 144A, 7.000%, 12/18/2025	1,765,000
500,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 6.250%, 11/29/2028	364,400
2,000,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	1,563,380
2,300,000		IHS Netherlands Holdco BV, Sr. Unsecd. Note, REGS, 8.000%, 9/18/2027	1,797,887
571,000		Kenbourne Invest SA, Sr. Unsecd. Note, 144A, 4.700%, 1/22/2028	418,712
435,000		Kenbourne Invest SA, Sr. Unsecd. Note, REGS, 6.875%, 11/26/2024	387,896
851,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, REGS, 4.755%, 11/11/2024	818,941
500,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 1/15/2025	441,175
2,500,000	[1]	Network i2i Ltd., Sub., 144A, 3.975%, 3/3/2026	1,986,013
800,000		Sable International Finance Ltd., Sec. Fac. Bond, REGS, 5.750%, 9/7/2027	710,240
900,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2027	809,412
500,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, REGS, 5.875%, 4/15/2027	449,673
500,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	441,850
2,000,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 6.875%, 2/28/2025	1,749,960
1,000,000		Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, REGS, 5.750%, 10/15/2025	890,615
240,000		VTR Comunicaciones SpA, Sec. Fac. Bond, 144A, 5.125%, 1/15/2028	152,996
		TOTAL	18,848,022
		Transportation—0.5%
2,500,000		Acu Petroleo Luxembourg, Sec. Fac. Bond, 144A, 7.500%, 1/13/2032	1,974,113
500,000		Adani Ports and Special, Sr. Unsecd. Note, 144A, 5.000%, 8/2/2041	295,338
1,150,000		Rumo Luxembourg Sarl, Sr. Unsecd. Note, 144A, 4.200%, 1/18/2032	872,781
1,000,000		Simpar Europe SA, Sr. Unsecd. Note, 144A, 5.200%, 1/26/2031	724,790
		TOTAL	3,867,022
		Utility - Diversified—1.9%
499,000		ACWA Power Management and Investments One Ltd., Sec. Fac. Bond, REGS, 5.950%, 12/15/2039	437,373
2,000,000		Adani Green Energy Ltd., Term Loan - 1st Lien, REGS, 4.375%, 9/8/2024	1,510,000
400,000		Adani Green Energy UP Ltd., Sec. Fac. Bond, 144A, 6.250%, 12/10/2024	363,860
400,000		AES Argentina Generacion SA, Sr. Unsecd. Note, REGS, 7.750%, 2/2/2024	311,488
2,000,000	[1]	AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 10/7/2079	1,627,676
186,100		Azure Power Energy Ltd., 144A, 3.575%, 8/19/2026	135,388
300,000		Enfragen Energia Sur Sa, REGS, 5.375%, 12/30/2030	153,734
800,000		Enfragen Energia Sur Sa, Sr. Secd. Note, 144A, 5.375%, 12/30/2030	409,956
300,000		Globeleq Mesoamerica, Sr. Note, 144A, 6.250%, 4/26/2029	253,176
1,000,000		Greenko Solar (Mauritius) Ltd., 144A, 5.950%, 7/29/2026	810,000
600,000		India Clean Energy Hldg, 144A, 4.500%, 4/18/2027	418,119
800,000		India Green Power Hold, Sec. Fac. Bond, 144A, 4.000%, 2/22/2027	604,038
1,282,000		Inkia Energy Ltd., Sr. Unsecd. Note, REGS, 5.875%, 11/9/2027	1,144,048
1,104,000		JSW Hydro Energy Ltd., Sec. Fac. Bond, 144A, 4.125%, 5/18/2031	851,796
500,000		Listrindo Capital BV, Sr. Unsecd. Note, REGS, 4.950%, 9/14/2026	433,266
213,300		LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	164,860
1,050,000		Minejesa Capital BV, Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	674,530
1,750,000		Mong Duong Finance Holdings B.V., 144A, 5.125%, 5/7/2029	1,219,050
1,000,000		ReNew Power Ltd., Term Loan - 1st Lien, REGS, 5.875%, 3/5/2027	899,505
Annual Shareholder Report

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utility - Diversified—continued
$ 1,300,000		Rio Energy SA / UGEN SA/ UENSA SA, 144A, 6.875%, 2/1/2025	$ 828,353
500,000	[1]	SMC Global Power Holdings Corp., Sr. Unsecd. Note, 7.000%, 10/21/2025	341,450
		TOTAL	13,591,666
		TOTAL CORPORATE BONDS (IDENTIFIED COST $275,654,442)	220,890,823
		COMMON STOCK—0.0%
		Food Products—0.0%
122,103		Marfrig Global Foods S.A., ADR (IDENTIFIED COST $264,964)	256,417
		INVESTMENT COMPANY—0.1%
355,996		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 3.08%[6] (IDENTIFIED COST $355,747)	355,782
		TOTAL INVESTMENT IN SECURITIES—79.4% (IDENTIFIED COST $691,793,677)[7]	568,628,856
		OTHER ASSETS AND LIABILITIES - NET—20.6%[8]	147,588,642
		TOTAL NET ASSETS—100%	$716,217,498
At October 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
United States Treasury Long Bond Long Futures	50	$6,025,000	December 2022	$(349,907)
United States Treasury Notes 10-Year Long Futures	30	$3,317,813	December 2022	$(81,758)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(431,665)
At October 31, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
11/14/2022	Morgan Stanley	3,934,500	PEN	$1,000,000	$(13,398)
11/18/2022	HSBC Bank USA	895,000,000	CLP	$987,867	$(41,474)
11/23/2022	Citibank N.A.	475,000,000	CLP	$526,059	$(24,268)
11/28/2022	JPMorgan Chase Bank, N.A.	750,000	EUR	$757,629	$(15,077)
11/28/2022	HSBC Bank USA	14,878,000,000	IDR	$999,716	$(46,304)
12/15/2022	Morgan Stanley	465,900,000	CLP	$500,968	$(10,725)
12/21/2022	Citibank N.A.	2,471,000,000	COP	$493,995	$2,083
1/13/2023	Barclays Bank Plc Wholesale	282,333,000	CLP	$295,522	$73
1/19/2023	BNP Paribas SA	568,120	SGD	$399,910	$1,665
2/3/2023	BNP Paribas SA	1,633,560	BRL	$300,385	$9,721
Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Sold:
11/14/2022	Citibank N.A.	3,934,500	PEN	$1,014,753	$28,151
11/18/2022	Bank Of America, N.A.	895,000,000	CLP	$998,438	$52,045
11/23/2022	Citibank N.A.	475,000,000	CLP	$516,203	$14,412
11/28/2022	Morgan Stanley	750,000	EUR	$757,631	$15,079
11/28/2022	HSBC Bank USA	7,439,000,000	IDR	$494,527	$17,821
11/28/2022	BNP Paribas SA	7,439,000,000	IDR	$499,550	$22,844
12/15/2022	BNP Paribas SA	465,900,000	CLP	$494,599	$4,356
12/21/2022	Barclays Bank Plc Wholesale	2,471,000,000	COP	$499,975	$3,898
1/13/2023	Morgan Stanley	282,333,000	CLP	$299,943	$4,347
1/19/2023	Bank Of America, N.A.	568,120	SGD	$401,559	$(16)
2/3/2023	BNP Paribas SA	1,633,560	BRL	$302,961	$(7,145)
3/15/2023	Bank Of America, N.A.	2,800,000	EUR	$2,834,719	$38,307
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$56,395
At October 31, 2022, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 10/31/2022[9]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Goldman Sachs	Sell Protection on CDX	Sell	1.000%	12/20/2027	2.98%	$50,000,000	$(4,150,000)	$(4,150,095)	$95
TOTAL CREDIT DEFAULT SWAPS							$(4,150,000)	$(4,150,095)	$95
Net Unrealized Appreciation (Depreciation) on Futures, Foreign Exchange Contracts and the value of Swap Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended October 31, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 10/31/2021	$6,324,645
Purchases at Cost	$410,434,430
Proceeds from Sales	$(416,398,304)
Change in Unrealized Appreciation/Depreciation	$(402)
Net Realized Gain/(Loss)	$(4,587)
Value as of 10/31/2022	$355,782
Shares Held as of 10/31/2022	355,996
Dividend Income	$78,110
Gain Distributions Received	$5,649
Annual Shareholder Report

1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Issuer in default.
3	Non-income-producing security.
4	Zero coupon bond, reflects effective rate at time of purchase.
5
Market quotations and price evaluations may not be available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $690,645,230.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$347,125,834	$—	$347,125,834
Corporate Bonds	—	220,685,823	205,000	220,890,823
Equity Security:
Common Stock
International	256,417	—	—	256,417
Investment Company	355,782	—	—	355,782
TOTAL SECURITIES	$612,199	$567,811,657	$205,000	$568,628,856
Other Financial Instruments:
Assets
Foreign Exchange Contracts	$—	$214,802	$—	$214,802
Liabilities
Futures Contracts	(431,665)	—	—	(431,665)
Foreign Exchange Contracts	—	(158,407)	—	(158,407)
Swap Contracts	—	(4,150,000)	—	(4,150,000)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(431,665)	$(4,093,605)	$—	$(4,525,270)
Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
BRL	—Brazilian Real
CLP	—Chilean Peso
COP	—Colombian Peso
EMTN	—Euro Medium Term Note
EUR	—Euro Currency
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
JSC	—Joint Stock Company
PEN	—Peruvian Nuevo Sol
SGD	—Singapore Dollar
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Year Ended October 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.93	$9.78	$9.97	$9.28	$10.21
Income From Investment Operations:
Net investment income (loss)	0.61[1]	0.62	0.58	0.54	0.51[1]
Net realized and unrealized gain (loss)	(2.60)	0.15	(0.25)	0.68	(0.89)
TOTAL FROM INVESTMENT OPERATIONS	(1.99)	0.77	0.33	1.22	(0.38)
Less Distributions:
Distributions from net investment income	(0.57)	(0.62)	(0.52)	(0.53)	(0.54)
Distributions from net realized gain	—	—	—	—	(0.01)
TOTAL DISTRIBUTIONS	(0.57)	(0.62)	(0.52)	(0.53)	(0.55)
Net Asset Value, End of Period	$7.37	$9.93	$9.78	$9.97	$9.28
Total Return[2]	(20.63)%	7.82%	3.48%	13.41%	(3.68)%
Ratios to Average Net Assets:
Net expenses[3]	0.06%	0.05%	0.05%	0.05%	0.05%
Net investment income	6.97%	6.07%	5.90%	5.54%	5.22%
Expense waiver/reimbursement[4]	—%	—%	—%	—%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$716,217	$1,150,585	$861,056	$842,908	$786,476
Portfolio turnover[5]	64%	54%	104%	87%	109%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2022

Assets:
Investment in securities, at value including $355,782 of investments in an affiliated holding* (identified cost $691,793,677)	$568,628,856
Cash	1,712,546
Cash denominated in foreign currencies (identified cost $159,840)	151,227
Due from broker (Note 2)	626,417
Income receivable	10,561,010
Income receivable from an affiliated holding	8,805
Receivable for investments sold	53,183,674
Receivable for shares sold	195,248,200
Unrealized appreciation on foreign exchange contracts	214,802
Receivable for periodic payments from swap contracts	58,483
Total Assets	830,394,020
Liabilities:
Payable for investments purchased	109,126,443
Unrealized depreciation on foreign exchange contracts	158,407
Payable for variation margin on futures contracts	38,530
Swaps, at value (premium received $4,150,095)	4,150,000
Income distribution payable	544,598
Payable for Directors’/Trustees’ fees (Note 5)	634
Accrued expenses (Note 5)	157,910
Total Liabilities	114,176,522
Net assets for 97,219,167 shares outstanding	$716,217,498
Net Assets Consist of:
Paid-in capital	$945,663,706
Total distributable earnings (loss)	(229,446,208)
Total Net Assets	$716,217,498
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$716,217,498 ÷ 97,219,167 shares outstanding, no par value, unlimited shares authorized	$7.37

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2022

Investment Income:
Interest	$58,447,351
Dividends received from an affiliated holding*	78,110
TOTAL INCOME	58,525,461
Expenses:
Administrative fee (Note 5)	7,226
Custodian fees	151,152
Transfer agent fees	56,286
Directors’/Trustees’ fees (Note 5)	7,924
Auditing fees	36,300
Legal fees	8,764
Portfolio accounting fees	172,442
Printing and postage	18,782
Miscellaneous (Note 5)	23,362
TOTAL EXPENSES	482,238
Net investment income	58,043,223
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized loss on investments (including net realized loss of $(4,587) on sales of investments in an affiliated holding*)	(107,343,924)
Net realized loss on foreign currency transactions	(176,301)
Net realized gain on foreign exchange contracts	517,954
Net realized gain on futures contracts	2,341,849
Net realized gain on written options	51,278
Net realized loss on swap contracts	(1,316,738)
Realized gain distribution from affiliated investment company shares*	5,649
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(402) on investments in an affiliated holding*)	(128,375,125)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(7,469)
Net change in unrealized depreciation of foreign exchange contracts	112,923
Net change in unrealized appreciation of futures contracts	(1,282,270)
Net change in unrealized depreciation of written options	4,962
Net change in unrealized depreciation of swap contracts	14,339
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	(235,452,873)
Change in net assets resulting from operations	$(177,409,650)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended October 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$58,043,223	$69,174,364
Net realized gain (loss)	(105,920,233)	5,025,328
Net change in unrealized appreciation/depreciation	(129,532,640)	(906,873)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(177,409,650)	73,292,819
Distributions to Shareholders	(54,497,915)	(68,386,505)
Share Transactions:
Proceeds from sale of shares	433,686,550	419,817,530
Net asset value of shares issued to shareholders in payment of distributions declared	47,251,339	59,492,876
Cost of shares redeemed	(683,398,108)	(194,687,169)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(202,460,219)	284,623,237
Change in net assets	(434,367,784)	289,529,551
Net Assets:
Beginning of period	1,150,585,282	861,055,731
End of period	$716,217,498	$1,150,585,282
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2022
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Emerging Markets Core Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
The primary investment objective of the Fund is to achieve total return on its assets. Its secondary investment objective is to achieve a high level of income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Shareholder Report

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities, may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage country, security and market risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at October 31, 2022, is $50,000,000. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized appreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $24,757,692. This is based on amounts held as of each month-end throughout the fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage currency and security risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $9,413,750 and $21,484,048, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase yield, income and return, and to manage currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
Annual Shareholder Report

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $216,709 and $315,044, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Option contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Option contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
At October 31, 2022, the Fund had no outstanding purchased or written option contracts.
The average market value of purchased call options held by the Fund throughout the period was $2,356. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $3,025 and $800, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$431,665*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	214,802	Unrealized depreciation on foreign exchange contracts	158,407
Annual Shareholder Report

Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts		$—	Swaps, at value	$4,150,000
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$214,802		$4,740,072

*
Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$2,341,849	$—	$—	$—	$2,341,849
Foreign exchange contracts	—	—	517,954	(55,634)	51,278	513,598
Credit contracts	(1,316,738)	—	—	—	—	(1,316,738)
TOTAL	$(1,316,738)	$2,341,849	$517,954	$(55,634)	$51,278	$1,538,709

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$(1,282,270)	$—	$—	$—	$(1,282,270)
Foreign exchange contracts	—	—	112,923	5,185	4,962	123,070
Credit contracts	14,339	—	—	—	—	14,339
TOTAL	$14,339	$(1,282,270)	$112,923	$5,185	$4,962	$(1,144,861)

1	The net change in unrealized appreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of October 31, 2022, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$214,802	$(68,676)	$—	$146,126
Swap Contracts	—	—	—	—
TOTAL	$214,802	$(68,676)	$—	$146,126

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$158,407	$(68,676)	$—	$89,731
Swap Contracts	4,150,000	—	—	4,150,000
TOTAL	$4,308,407	$(68,676)	$—	$4,239,731
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Year Ended 10/31/2022	Year Ended 10/31/2021
Shares sold	55,412,888	41,067,441
Shares issued to shareholders in payment of distributions declared	5,445,733	5,821,777
Shares redeemed	(79,555,631)	(19,002,659)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	(18,697,010)	27,886,559
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary income	$54,497,915	$68,386,505
As of October 31, 2022, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$2,484,877
Net unrealized depreciation	$(122,013,472)
Capital loss carryforwards	$(109,917,613)
The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales, marked to market of foreign exchange contracts and futures contracts, discount accretion/premium amortization on debt securities, defaulted bonds and interest accrual. .
At October 31, 2022, the cost of investments for federal tax purposes was $690,645,230. The net unrealized depreciation of investments for federal tax purposes was $121,999,536. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,293,551 and net unrealized depreciation from investments for those securities having an excess of cost over value of $125,293,087. The amounts presented are inclusive of derivative contracts.
Annual Shareholder Report

As of October 31, 2022, the Fund had a capital loss carryforward of $109,917,613 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$44,810,564	$65,107,049	$109,917,613
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses, and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Certain of the Fund’s assets are managed by Federated Hermes (UK) LLP (the “Sub-Adviser”) an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.49% of the portion managed by the Sub-Adviser of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended October 31, 2022, the Sub-Adviser earned a fee of $1,632,760.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Interfund Transactions
During the year ended October 31, 2022, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $510,150 and $2,290,653, respectively. Net realized loss recognized on these transactions was $69,118.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of October 31, 2022, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2022, were as follows:
Purchases	$507,152,465
Sales	$835,995,456
7. CONCENTRATION OF RISK
Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance. The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest,
Annual Shareholder Report

on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of October 31, 2022, the Fund had no outstanding loans. During the year ended October 31, 2022, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2022, there were no outstanding loans. During the year ended October 31, 2022, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in, and may continue to result in, closed borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic, including significant fiscal and monetary policy changes, that may affect the instruments in which the Fund invests or the issuers of such investments. Any such impact could adversely affect the Fund’s performance.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES CORE TRUST AND SHAREHOLDERS OF EMERGING MARKETS CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Emerging Markets Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes Core Trust (the “Trust”)), including the portfolio of investments, as of October 31, 2022 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes Core Trust) at October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, the period, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
December 23, 2022
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2022 to October 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2022	Ending Account Value 10/31/2022	Expenses Paid During Period[1]
Actual	$1,000	$882.60	$0.33
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.85	$0.36

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Trust comprised four portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 Trustee Indefinite Term Began serving: February 2006
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and
Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated
Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee,
Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated
Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman,
Passport Research, Ltd.

John B. Fisher* Birth Date: May 16, 1956 President and Trustee Indefinite Term Began serving: November 2004
Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund
Family; Director or Trustee of certain of the Funds in the Federated Hermes Fund Family; Director and Vice President,
Federated Hermes, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity
Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, and Federated MDTA LLC; Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and
CEO of Passport Research, Ltd.; Director and President, Technology, Federated Services Company.

*
 Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund
Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings, Inc. (oilfield services); former Director of
KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm)
and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as
Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth
Israel Deaconess Medical Center (Harvard University Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly,
Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Lead Director, Member of the Audit and
Nominating and Corporate Governance Committees, Haverty Furniture Companies, Inc.; formerly, Director, Member of
Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama.
Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor Emerita of Law,
Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and
Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church
Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as
Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of
Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows:
Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education
(public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL
Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and
Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair,
Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College;
Director and Chair, North Catholic High School, Inc.; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; and
Director, Saint Francis University.

Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management
Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity. Mr. O’Neill previously served as Chief
Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and
Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston,
MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of
Naples, Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Executive Vice President for
Legal Affairs, General Counsel and Secretary to the Board of Directors, Duquesne University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and Secretary to the Board of Directors and
Assistant General Counsel and Director of Risk Management, Duquesne University. Prior to her work at Duquesne University,
Ms. Reilly served as Assistant General Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment,
Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired;
formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief
Legal Officer, CONSOL Energy Inc. (now split into two separate publicly traded companies known as CONSOL Energy Inc.
and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of
Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and
Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive
Vice President, CONSOL Energy Inc. and CNX Gas Company; and Board Member, Ethics Counsel and Shareholder, Buchanan
Ingersoll & Rooney PC (a law firm).

Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999
Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc.
(manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career.
Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).

OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President,
Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.; and Assistant Treasurer,
Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors
Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative
Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory
Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management
Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and
Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and
Southpointe Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes
Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.;
Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated
Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated
Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated
Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated
Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice
President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries.
Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc.
Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in
the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division
of Enforcement.

Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes, Inc. in 1987 as an Investment Analyst and became a
Portfolio Manager in 1990. He was named Chief Investment Officer of Federated Hermes’ taxable fixed-income products in
2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund’s Adviser in 2009 and served as a Senior Vice President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the
Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contracts–May 2022
EMERGING MARKETS CORE FUND (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment subadvisory contract between the Adviser and Federated Hermes (UK) LLP (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Advisers or their affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and
Annual Shareholder Report

any fees paid to affiliates of the adviser for services rendered to the fund); (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise,(including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Annual Shareholder Report

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2021, the Fund outperformed its benchmark index.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund.
Annual Shareholder Report

In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Core Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Emerging Markets Core Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

Emerging Markets Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N887
Q453025 (12/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 – $143,586

Fiscal year ended 2021 - $140,800

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $56,742 and $40,729 respectively. Fiscal year ended 2022- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2021- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2022 - $177,547

Fiscal year ended 2021 - $73,225

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date December 23, 2022

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 23, 2022